Discountinued Operations and Non-current Asset Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Non-current Assets and Liabilities Held for Sale

	At December 31,
	2018	2019
ASSETS
Cash and cash equivalets	6,074	1,723
Accounts receivables, net	157,351	129,739
Inventories, net	3,999	2,828
Other assets, net	80,374	68,730

Total assets	247,798	203,020

LIABILITIES
Borrowings	71,810	91,529
Accounts payable	148,817	118,497
Deferred income tax liabilities	5,201	—

Total liabilities	225,828	210,026

Total net assets	21,970	(7,006)

CAM Servicios del Peru SA and CAM Chile SA[member]
Statement [line items]
Summary on the Financial Performance and Cash Flow Information
Below is the information on the financial result and cash flow from discontinued operations, GMD S.A., Stracon GyM S.A., CAM Servicios del Peru S.A., CAM Chile S.A. (done) and Adexus S.A. (planned):

	Discontinued operations
	At December 31,
	2017		2018		2019
	GMD Grupo CAM and Stracon GyM	Adexus S.A.	Grupo CAM and Stracon GyM	Adexus S.A.	Adexus S.A.
	(Completed)	(Planned)	(Completed)	(Planned)	(Planned)
Revenues	1,894,055	284,024	1,010,739	302,936	252,857
Operating costs	(1,751,317)	(239,680)	(968,375)	(263,455)	(244,183)

Gross profit	142,738	44,344	42,364	39,481	8,674
Administrative expenses	(83,483)	(32,761)	(56,950)	(32,730)	(34,744)
Other (expenses) income, net	13,279	(835)	860	(4,519)	(12,740)
Gain from the sale of investments	21,554	—	—	—	—

Operating (loss) profit	94,088	10,748	(13,726)	2,232	(38,810)
Financial expenses	(27,398)	(10,755)	(19,971)	(12,786)	(24,359)
Financial income	2,269	264	6,253	610	2,625
Share of the profit or loss in associates and joint ventures	854

Loss before income tax	69,813	257	(27,444)	(9,944)	(60,544)
Income tax	(14,110)	147	7,112	2,325	16,585

Loss from discontinued operations (a)	55,703	404	(20,332)	(7,619)	(43,959)

Details of the sale of the subsidiary
Revenues from the sale of investments	269,961	—	310,855	—	—
Cost from the sale of investments	(51,697)	—	(237,213)	—	—
Income tax expense on gain	(63,940)	—	(8,906)	—	—

Gain on sale after income tax (b)	154,324	—	64,736	—	—

Net effect in consolidated (a) + (b)	210,027	404	44,404	(7,619)	(43,959)

Cash flows relating to the discontinued operations are as follows:
Operating cash flows	149,687	6,083	6,967	36,450	437
Investing cash flows	(10,377)	(19,570)	(11,474)	(18,141)	—
Financing cash flows	(136,165)	14,059	526	(21,422)	(1,250)

Net increase generated in subsidiary	3,145	572	(3,981)	(3,113)	(813)